Victory 500 Index Fund Expense Example - Victory 500 Index Fund	Apr. 30, 2025 USD ($)
Member Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 24
Expense Example, with Redemption, 3 Years	74
Expense Example, with Redemption, 5 Years	130
Expense Example, with Redemption, 10 Years	293
Reward Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	57
Expense Example, with Redemption, 5 Years	103
Expense Example, with Redemption, 10 Years	$ 239